Offerings - Offering: 1	Aug. 08, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Senior Notes due 2035
Amount Registered	400,000,000
Proposed Maximum Offering Price per Unit	0.99973
Maximum Aggregate Offering Price	$ 399,892,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 59,024.06
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(r) and Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Registration Fee” table shall be deeme
d to u
pdate the “Calculation of Registration Fee” table in the registrants’ Registration Statements on Form
S-3
(Nos.
333-278690
and
333-278690-0
3
),
in accordance with Rules 456(b) and 457(r) under the Securities Act.

(2)	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.